Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

16. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands (‘‘BVI’’)

Subsidiaries in the BVI are exempted from income tax on their foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, a two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The PRC

In accordance with the Enterprise Income Tax Law (‘‘EIT Law’’), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. Beijing Duoke is recognized as “High-New Technology Enterprise” (“HNTE”) and is eligible for a 15% preferential tax rate effective from October 16, 2023 through October 16, 2026, upon the completion of its filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. The tax years ended December 31, 2021 through 2025 for the Company’s PRC subsidiaries and VIEs remain subject to examination by the PRC tax authorities. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation.

The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.

There were no ongoing examinations by tax authorities as of December 31, 2025.

Composition of income tax

The following table presents the composition of income tax expenses for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
(Loss)/income before income tax expense
(Loss)/income from Chinese mainland operations	(82,384)	(136,069)	15,189
Loss from non-Chinese mainland operations	(6,905)	(4,654)	(3,740)
Total (loss)/income before income tax expense from continuing operations	(89,289)	(140,723)	11,449
Income tax expense/(benefit) applicable to Chinese mainland operations
Current tax	(42)	64	21
Deferred tax	—	—	—
Total income tax expense/(benefit) applicable to Chinese mainland operations	(42)	64	21
Total income tax expense/(benefit) from continuing operations	(42)	64	21

16. Income Taxes (Continued)

Reconciliation of the differences between statutory income tax rate and the effective income tax rate for the years ended December 31, 2023, 2024 and 2025 are as below:

	For the year ended December 31,
	2023	2024
	%	%
Statutory EIT rate	25.00	25.00
Effect of non-deductible expenses/(gain) (1)	(1.87)	(0.18)
Tax incentives for research and development expense (2)	11.32	2.23
Tax incentives for wages of disabled staff	0.05	0.02
Preferential tax rate	0.62	0.19
Change in valuation allowance	(33.14)	(26.59)
Tax rate difference from statutory rate in other jurisdictions	(1.93)	(0.72)
Effective income tax rate	0.05	(0.05)

In accordance with the updated requirements of ASU No. 2023-09 for the year ended December 31, 2025, a reconciliation between the statutory rate and the Group’s effective tax rate is as follows (in thousands, except percentages):

	Year Ended December 31, 2025
	Amount	Percent
	RMB’000%
Statutory Rate:	2,862	25.00
Foreign Tax Effects
Cayman
Statutory tax rate difference between Cayman and Chinese mainland	748	6.53
Hongkong
Changes in valuation allowances	183	1.60
Other foreign jurisdictions	4	0.03
Changes in Valuation Allowance	(1,997)	(17.44)
Nontaxable or Nondeductible Items:
Tax incentives for research and development expense (2)	(2,873)	(25.10)
Effect of non-deductible expenses/(gain) (1)	1,260	11.01
Tax incentives for wages of disabled staff	(30)	(0.26)
Other	(136)	(1.19)
Effective Tax Rate	21	0.18

Note: In 2025, the Group paid RMB 6.5 thousand in income taxes (net of refunds received) in the Chinese mainland and Nill in income taxes in jurisdictions outside of the Chinese mainland.

(1)	Primarily comprised of share-based compensation expenses/(gain) which are permanent differences.
(2)	According to policies promulgated by the State Tax Bureau of the PRC, certain of the Group’s subsidiaries are entitled to tax incentives for research and development expenses at 200% of tax-deductible research and development expenses from October 1, 2022 to December 31, 2025.

16. Income Taxes (Continued)

Composition of deferred tax assets and liabilities

Deferred taxes arising from PRC subsidiaries, the VIE and the VIE’s subsidiaries were measured using the enacted tax rates for the periods in which they are expected to be reversed. The Group’s deferred tax assets and liabilities consist of the following components:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Deferred tax assets - non‑current:
—Net operating tax losses carry forwards	67,468	56,444
—Allowances of doubtful accounts	16,108	4,897
— Investment loss	7,263	7,517
—Others	2,550	3,771
Total deferred tax assets	93,389	72,629
Less: valuation allowance	(93,237)	(69,276)
Total deferred tax assets, net	152	3,353

Deferred tax liabilities - non‑current:
— Unrealized investment gain and others	(152)	(3,353)
Total deferred tax liabilities	(152)	(3,353)

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, retained earnings, existence of taxable temporary differences and reversal periods.

As of December 31, 2025, the group has incurred accumulated tax losses of RMB 366 million, decreased from RMB 417 million as of December 31, 2024. The tax losses of the Group expire over different times intervals depending on local jurisdiction. As Beijing Duoke is recognized as HNTE, according to tax legislation released in 2018, the expiration year for tax losses has been extended from five years to ten years. Of these net tax losses carryforwards, RMB 53 million, RMB 50 million, RMB 27 million, RMB 12 million and RMB 224 million will expire in 2026, 2027, 2028,2029 and after 2029, respectively, if not utilized. As of December 31, 2025, the Group has provided valuation allowance for the deferred tax assets amounted to RMB69 million as the Group believes that it is more likely than not that such net accumulated tax losses and deductible temporary differences will not be utilized in the future.

Withholding income tax

The EIT Law imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the Arrangement between Mainland China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular [2009] 601 and SAT Public Notice [2018] No.9 regarding the assessment criteria on beneficial owner status. The Group did not record any dividend withholding tax, as the Group’s FIE, the WFOE, has no retained earnings in any of the periods presented.